Document and Entity Information	Apr. 19, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 19, 2023
Entity File Number	001-11430
Entity Registrant Name	MINERALS TECHNOLOGIES INC.
Entity Central Index Key	0000891014
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	25-1190717
Entity Address, Address Line One	622 Third Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017-6707
City Area Code	212
Local Phone Number	878-1800
Title of 12(b) Security	Common Stock, $0.10 par value
Trading Symbol	MTX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false